Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
10.	LEASES
Operating leases
The Group’s leases consist of operating leases for administrative office spaces and IDC facilities in different cities in the PRC. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the lease term. The Company elected the practical expedient not to separate lease and non-lease
components of contracts, except for bandwidth service included in IDC facilities lease contracts. As of December 31, 2021, the Group had no long-term leases that were classified as a financing lease. The Company also elected the short-term lease exemption for all contracts with lease terms of 12 months or less.
Total operating lease expense was RMB154,368 and RMB190,561, including RMB20,418 and RMB11,270 short-term lease expense for the years
ended December 31, 2020 and 2021, respectively. The operating lease expense was recorded in cost and expenses on the consolidated statements of operations.

	For the years ended December 31
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	113,577	165,373
Non-cash right-of-use assets obtained in exchange for new lease obligations:
Operating leases	236,499	166,844
Weighted average remaining lease term
Operating leases	2.46	2.11
Weighted average discount rate
Operating leases	3.33%	3.48%
As of December 31, 2021, the Group has no significant lease contract that has been entered into but not yet commenced, and the future minimum payments under operating leases were as follows:

Amounts
RMB
2022	165,812
2023	75,327
2024 and thereafter	34,932
Less imputed interest	10,016

Total	266,055

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents.